DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2012
Aggregate Contract Amounts of Derivative Financial Instruments

The aggregate contractual amounts of derivative financial instruments at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥13,852	¥12,941
Interest rate swaps	590	963

Total	¥14,442	¥13,904
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	¥144,006	¥130,346
Currency swaps	226	—

Total	¥144,232	¥130,346

Total derivatives	¥158,674	¥144,250

Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2011 and 2012 are as follows:

		March 31,
	Location	2011	2012
		(Yen in millions)
Derivative Assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥72	¥135

Total		¥72	¥135

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥259	¥324
Currency swaps	Other current assets	7	—

Total		¥266	¥324

Total derivatives		¥338	¥459

Derivative Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥117	¥256
Interest rate swaps	Other current liabilities	20	28

Total		¥137	¥284

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥3,509	¥4,884

Total		¥3,509	¥4,884

Total derivatives		¥3,646	¥5,168

Location and Amount of Derivative Financial Instruments in Comprehensive Income

The location and amount of derivative financial instruments in the comprehensive income for the years ended March 31, 2010, 2011 and 2012 are as follows:

Derivatives designated as cash flow hedge:

Gains (losses) recognized in other comprehensive income

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Foreign currency forward contracts	¥25	¥27	¥(51)
Interest rate swaps	38	25	10

Total	¥63	¥52	¥(41)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

		Years ended March 31,
	Location	2010	2011	2012
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥(2)	¥(102)	¥12
Foreign currency forward contracts	Cost of sales	(139)	259	9
Interest rate swaps	Interest expense	20	20	13
Interest rate swaps	Equity in losses of affiliates and unconsolidated subsidiaries	(36)	—	—

Total		¥(157)	¥177	¥34

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
	Location	2010	2011	2012
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(15)	¥9	¥(14)

Total		¥(15)	¥9	¥(14)

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
	Location	2010	2011	2012
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥3,219	¥(3,114)	¥(1,310)
Currency swaps	Foreign currency transaction gains, net	1	16	(7)

Total		¥3,220	¥(3,098)	¥(1,317)